COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Ordinary Shares [Member]		Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2018		$ 0		$ 94,656,067	$ (68,682,221)	$ (3,633,955)	$ 22,339,891	$ 48,964	$ 22,388,855
Beginning balance (in shares) at Dec. 31, 2018	[1]	174,853,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from principal shareholder		$ 0		170,000	0	0	170,000	0	170,000
Share-based compensation		0		4,923,509	0	0	4,923,509	0	4,923,509
Net loss		0		0	(19,466,015)	0	(19,466,015)	(39,455)	(19,505,470)
Foreign currency translation adjustment		0		0	0	430,090	430,090	1,063	431,153
Ending balance at Dec. 31, 2019		$ 0		99,749,576	(88,148,236)	(3,203,865)	8,397,475	10,572	8,408,047
Ending balance (in shares) at Dec. 31, 2019	[1]	174,853,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		$ 0		3,364,217	0	0	3,364,217	0	3,364,217
Net loss		0		0	(5,165,892)	0	(5,165,892)	(31,039)	(5,196,931)
Foreign currency translation adjustment		0		0	0	1,299,026	1,299,026	(8,171)	1,290,855
Ending balance at Dec. 31, 2020		$ 0		103,113,793	(93,314,128)	(1,904,839)	7,894,826	(28,638)	$ 7,866,188
Ending balance (in shares) at Dec. 31, 2020		174,853,546	[1]						174,853,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		$ 0		1,128,325	0	0	1,128,325	0	$ 1,128,325
Exemption of debt due from shareholders		0		(426,781)	0	0	(426,781)	0	(426,781)
Net loss		0		0	(16,421,807)	0	(16,421,807)	0	(16,421,807)
Reduction of capital investment		0		(13,930,000)	0	0	(13,930,000)	0	(13,930,000)
Reverse recapitalization transaction with Naked Brand Group Limited, net of transaction cost		$ 0		285,016,602	0	0	285,016,602	0	285,016,602
Reverse recapitalization transaction with Naked Brand Group Limited, net of transaction cost (in shares)	[1]	86,402,708
Liquidation of subsidiary		$ 0		0	0	0	0	28,638	28,638
Foreign currency translation adjustment		0		0	0	512,140	512,140	0	512,140
Ending balance at Dec. 31, 2021		$ 0		$ 374,901,939	$ (109,735,935)	$ (1,392,699)	$ 263,773,305	$ 0	$ 263,773,305
Ending balance (in shares) at Dec. 31, 2021		261,256,254	[1]						261,256,254

[1]	The share numbers are retroactively stated to reflect the outstanding shares of CEGL issued in the Combination.